Financial Instrument Risk Management - Debt Securities by Geographic Location (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Carrying value	$ 165,557	$ 173,735
Debt securities
Disclosure of geographical areas [line items]
Carrying value	75,902	88,727
Debt securities | Canada
Disclosure of geographical areas [line items]
Carrying value	32,677	38,163
Debt securities | United States
Disclosure of geographical areas [line items]
Carrying value	26,470	31,230
Debt securities | United Kingdom
Disclosure of geographical areas [line items]
Carrying value	3,497	4,758
Debt securities | Other
Disclosure of geographical areas [line items]
Carrying value	13,258	14,576
Fair value through profit or loss | Debt securities
Disclosure of geographical areas [line items]
Carrying value	62,757	75,998
Fair value through profit or loss | Debt securities | Canada
Disclosure of geographical areas [line items]
Carrying value	27,816	33,028
Fair value through profit or loss | Debt securities | United States
Disclosure of geographical areas [line items]
Carrying value	21,412	26,678
Fair value through profit or loss | Debt securities | United Kingdom
Disclosure of geographical areas [line items]
Carrying value	2,914	4,196
Fair value through profit or loss | Debt securities | Other
Disclosure of geographical areas [line items]
Carrying value	10,615	12,096
Available- for-sale | Debt securities
Disclosure of geographical areas [line items]
Carrying value	13,145	12,729
Available- for-sale | Debt securities | Canada
Disclosure of geographical areas [line items]
Carrying value	4,861	5,135
Available- for-sale | Debt securities | United States
Disclosure of geographical areas [line items]
Carrying value	5,058	4,552
Available- for-sale | Debt securities | United Kingdom
Disclosure of geographical areas [line items]
Carrying value	583	562
Available- for-sale | Debt securities | Other
Disclosure of geographical areas [line items]
Carrying value	$ 2,643	$ 2,480